Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Non-controlling interest
Changes in non-controlling interest in 2017, 2016 and 2015 are as follows;

(In millions of U.S. dollars)	Ship Finance
December 31, 2014	10.1
Other comprehensive income due to non-controlling interest	0.2
Net income due to non-controlling interest	16.2
December 31, 2015	26.5
Other comprehensive income due to non-controlling interest	1.2
Net income due to non-controlling interest	14.4
Dividend declared to non-controlling interest	(42.1)
December 31, 2016	—
Other comprehensive income due to non-controlling interest	1.2
Net income due to non-controlling interest	11.3
Dividend declared to non-controlling interest	(7.3)
December 31, 2017	5.2